Change in Year End (Details)	15 Months Ended
Dec. 31, 2025
Change in Year End [Abstract]
Date of end of reporting period	Dec. 31, 2025
Period covered by financial statements	prepared the consolidated financial statements for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024.